CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Stock Common Class A	Common Stock Common Class B	Common Stock	Additional Paid-in Capital	Treasury Stock Common Class A	Treasury Stock	Foreign Currency Translations Adjustments	Net Unrealized Loss On Securities Available For Sales	Loss on Intra-Entity Foreign Transactions of Long-Term-Investment Nature	Parent excluding Retained Earnings and Noncontrolling Interests	Retained Earnings	Noncontrolling Interest	Total
Beginning Balance at Dec. 31, 2016			$ 12,281,000	$ 488,943,000		$ (136,615,000)	$ (77,602,000)	$ 3,249,000	$ (6,996,000)	$ (81,349,000)	$ 203,870,000	$ 695,000	$ 487,825,000
Beginning Balance (in shares) at Dec. 31, 2016	64,012,758	24,336,650
Net (loss) profit for the year													21,704,000
Net (loss) profit for the year											21,704,000		21,704,000
Other comprehensive loss:
Foreign currency translation adjustments							56,571,000			56,571,000			56,571,000
Unrealized gain (loss) on available-for-sale securities								163,272,000		163,272,000			163,272,000
Foreign currency transaction gain									1,872,000	1,872,000			1,872,000
Amounts reclassified from accumulated other comprehensive income								(2,736,000)		(2,736,000)			(2,736,000)
Contribution by noncontrolling interests												(3,000)	(3,000)
Contribution from shareholder				159,000									159,000
Share-based compensation				7,218,000									7,218,000
Exercise of share options and vesting of unvested shares			47,000	4,346,000									4,393,000
Exercise of share options and vesting of unvested shares (in shares)	347,304
Ending Balance at Dec. 31, 2017			12,328,000	500,666,000		(136,615,000)	(21,031,000)	163,785,000	(5,124,000)	137,630,000	225,574,000	692,000	740,275,000
Ending Balance (in shares) at Dec. 31, 2017	64,360,062	24,336,650
Cumulative effect of adoption of new accounting principle | ASU 2014-09 (Topic 606)											2,298,000		2,298,000
Cumulative effect of adoption of new accounting principle | ASU 2016-01								(163,785,000)		(163,785,000)	163,785,000
Balance as adjusted			12,328,000	500,666,000		(136,615,000)	(21,031,000)		(5,124,000)	(26,155,000)	391,657,000	692,000	742,573,000
Net (loss) profit for the year											(114,911,000)	2,000	(114,909,000)
Other comprehensive loss:
Foreign currency translation adjustments							(46,648,000)			(46,648,000)			(46,648,000)
Unrealized gain (loss) on available-for-sale securities								1,493,000		1,493,000			1,493,000
Amounts reclassified from accumulated other comprehensive income								(1,493,000)		(1,493,000)			(1,493,000)
Gain (Loss) on intra-entity foreign transactions of long-term investment nature									(3,034,000)	(3,034,000)			(3,034,000)
Contribution from shareholder				162,000									162,000
Share-based compensation				14,082,000									14,082,000
Exercise of share options and vesting of unvested shares			82,000	2,892,000									2,974,000
Exercise of share options and vesting of unvested shares (in shares)	644,525
Ending Balance at Dec. 31, 2018			12,410,000	517,802,000		(136,615,000)	(67,679,000)		(8,158,000)	(75,837,000)	276,746,000	694,000	595,200,000
Ending Balance (in shares) at Dec. 31, 2018	65,004,587	24,336,650
Net (loss) profit for the year											(10,249,000)	(1,000)	(10,250,000)
Other comprehensive loss:
Foreign currency translation adjustments							(26,703,000)			(26,703,000)			(26,703,000)
Unrealized gain (loss) on available-for-sale securities								861,000		861,000			861,000
Amounts reclassified from accumulated other comprehensive income								$ (861,000)		(861,000)			(861,000)
Gain (Loss) on intra-entity foreign transactions of long-term investment nature									497,000	497,000			497,000
Contribution from shareholder				2,014,000									2,014,000
Repurchase of treasury stock (in shares)					(7,065,058)
Separation of real estate information, analytics and marketplace services business							3,672,000			3,672,000	17,181,000		20,853,000
Share-based compensation				8,820,000									8,820,000
Exercise of share options and vesting of unvested shares						7,714,000					(7,693,000)		21,000
Exercise of share options and vesting of unvested shares (in shares)	398,940				692,899
Others			(42,000)	(16,000)		5,685,000					(5,627,000)
Ending Balance at Dec. 31, 2019		$ 24,336,650	$ 12,368,000	$ 528,620,000		$ (123,216,000)	$ (90,710,000)		$ (7,661,000)	$ (98,371,000)	$ 270,358,000	$ 693,000	$ 590,452,000
Ending Balance (in shares) at Dec. 31, 2019	65,403,527